Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Financial Portfolio
Average Annual Return, Percent		13.72%	12.99%	13.38%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.40%	15.50%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent		4.05%	9.85%	13.39%